Pension Plan and Employee Benefits - Unobservable Input Reconciliation (FY) (Details) - PENSION BENEFITS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation[Roll Forward]
Fair value of plan assets at beginning of period	$ 391,933	$ 444,089
Fair value of plan assets at end of period	460,097	391,933
Real estate funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation[Roll Forward]
Fair value of plan assets at beginning of period	20,298	19,195
Realized gains (losses)	370	29
Unrealized gains	(1,727)	391
Purchases	759	710
Sales	(1,683)	(27)
Fair value of plan assets at end of period	$ 18,017	$ 20,298